091-15369 fn

For Internal Use Only
Sec File No. 9-

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
FEB 26 2013
DIVISION OF TRADING & MARKETS

Submit 1 Original
and 9 Copies

| OMB APPROVAL | |
|---|---|
| OMB Number: | 3235-0504 |
| Expires: | August 31, 2013 |
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**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION**
**Washington, D.C. 20549**

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

13005208

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Chicago Stock Exchange
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   Ownership of the Trust
4. Name of Underlying Instrument:
   SPDR MSCI Emerging Markets 50 ETF
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Narrow-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   EMFT
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Various
8. Settlement Methodology of New Derivative Securities Product:
   See Prospectus
9. Position Limits of New Derivative Securities Product (if applicable):
   See Prospectus

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Steven I. Givot

Title:
Vice-President - Strategy and Product Management

Telephone Number:
(312) 663-2261

Manual Signature of Official Responsible for Form:

Date:
February 22, 2013

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | FEB 26 2013 |

SEC 2449 (6-01)

# CHX

Chicago Stock Exchange

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
FEB 26 2013
DIVISION OF TRADING & MARKETS

February 22, 2013

**By UPS**

Ms. Gayle S. Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street NE – Stop 7010
Washington, DC 20549

**Re: Forms 19b-4(e) for various ETFs**

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, I enclose for filing an original and four copies of the Forms 19b-4(e) relating to the following ETFs and ETNs:

| Ticker Symbol | Security Description |
|---|---|
| EMCR | EG Shares Emerging Markets CORE ETF |
| FAUS | First Trust Australia AlphaDex Fund |
| FCAN | First Trust Canada AlphaDex Fund |
| FDTS | First Trust Developed Markets Ex-U.S. Small Cap AlphaDex Fund |
| FEMS | First Trust Emerging Markets Small Cap AlphaDex Fund |
| FGM | First Trust Germany AlphaDex Fund |
| FHK | First Trust Hong Kong AlphaDex Fund |
| FKU | First Trust United Kingdom AlphaDex Fund |
| FSZ | First Trust Switzerland AlphaDex Fund |
| FTW | First Trust Taiwan AlphaDex Fund |
| GRID | First Trust NASDAQ Clean Edge Smart Grid Infrastructure ETF |
| TLTD | FlexShares Morningstar Developed Markets Ex-U.S. Tilt Index Fund |
| TLTE | FlexShares Morningstar Emerging Markets Factor Tilt Index Fund |
| ABCS | Guggenheim ABC High Dividend ETF |
| CNPF | Global Canada Preferred ETF |
| PERM | Global X Permanent ETF |
| SPFF | Global X SuperIncome Preferred ETF |
| AAIT | iShares MSCI All Country Asia Information Technology Index Fund |
| EEME | iShares MSCI Emerging Markets EMEA Index Fund |

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | FEB 26 2013 |

440 South LaSalle Street • Suite 800 • Chicago, Illinois 60605 • (312) 663-2222

| | |
|---|---|
| EEML | iShares MSCI Emerging Markets Latin America Index Fund |
| EFAV | iShares MSCI EAFE Minimum Volatility Index Fund |
| EWHS | iShares MSCI Hong Kong Small Cap Index Fund |
| EWSS | iShares MSCI Singapore Small Cap Index Fund |
| FM | iShares MSCI Frontier 100 Index Fund |
| IEFA | iShares CORE MSCI EAFE |
| IEMG | iShares CORE MSCI Emerging Markets |
| IPFF | iShares S&P International Preferred Stock Index Fund |
| ISTB | iShares CORE Short Term U.S. Bond |
| IXUS | iShares CORE MSCI Total International Stock |
| URTH | iShares MSCI World Index Fund |
| EAPS | Pax MSCI EAFE ESG Index ETF |
| IDLV | PowerShares S&P International Developed Low Volatility Portfolio |
| GEMS | PureFunds ISE Diamond/Gemstone ETF |
| MSXX | PureFunds ISE Mining Service ETF |
| SILJ | PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF |
| ACIM | SPDR MSCI All Country World Investable Market Index ETF |
| EMFT | SPDR MSCI Emerging Markets 50 ETF |
| GMFS | SPDR S&P Small Cap Emerging Asia Pacific ETF |
| SNDS | Sustainable North American Oil Sands ETF |

If you have any questions about this filing, please contact me at (312) 663-2261.

Sincerely,

Steven I. Givot
Vice President – Strategy and Product Management

Enclosures